Loans (Details 3) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	$ 6,232	$ 5,246
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	1,796	2,419
Residential real estate One- to four-family [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	4,545	4,210
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	1,747	2,419
Residential real estate Multi-family [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	685
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing
Nonresidential real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	683	708
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	49
Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	9	11
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing
Farm [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	309	310
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing
Commercial and industrial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	1	7
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing